United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-03087

(Investment Company Act File Number)

Chesapeake Investors, Inc.

(Exact Name of Registrant as Specified in Charter)

Chesapeake Investors, Inc.

Suite 1600

11785 Beltsville Drive

Beltsville, Maryland 20705-4048

(301) 572-7800

(Registrant’s Telephone Number)

Matthew G. Maloney, Esquire

Dickstein Shapiro Morin & Oshinsky LLP

2101 L Street, N.W.

Washington, D.C. 20037

(Name and address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/04

Date of Reporting Period: Fiscal year ended 9/30/04

Item 1.	Report to Shareholders.

SHAREHOLDER LETTER DATED NOVEMBER 22, 2004

REPORT OF ARSONSON & COMPANY FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2004

FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2004

REPORT OF ARSONSON & COMPANY FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003

FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003

FINANCIAL HIGHLIGHTS FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2004

BOARD OF DIRECTORS AND FUND OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Chesapeake Investors, Inc.

ANNUAL REPORT 2004

Dear Shareholder:

The financial report, contained herein, shows results for the fiscal year ended September 30, 2004. Net investment income totalled $562,220 or $.15 per share compared to $695,904 or $.19 per share for the previous year. The net asset value decreased to $4.16 per share from $4.22 per share as of September 30, 2003.

It is the Company’s intent to provide as high a level of income as possible, consistent with sound investment policies. The market is constantly monitored to achieve the objectives of a high level of income and the preservation of net asset value.

Sincerely,

Albert W. Turner,	Warren W. Pearce, Jr.,
Chairman of the Board	President

November 22, 2004

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

Chesapeake Investors, Inc.:

We have audited the accompanying Statement of Assets and Liabilities of Chesapeake Investors, Inc. as of September 30, 2004, including the Schedule of Investments in Securities as of September 30, 2004, and the related Statements of Operations for the year then ended, the Statements of Changes in Net Assets for each of the two years in the period then ended, and the Financial Highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Chesapeake Investors, Inc. as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/    ARONSON & COMPANY

Rockville, Maryland

November 4, 2004

CHESAPEAKE INVESTORS, INC.

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2004

ASSETS:
Investments in Long-Term Securities, at Fair Value (Amortized Cost $13,908,520)	$14,935,558
Investments in Short-Term Securities (at cost which approximates market)	589,181
Accrued Interest Receivable	250,426

Total Assets	15,775,165

LIABILITIES:
Accounts Payable and Accrued Expenses	34,550

Total Liabilities	34,550

NET ASSETS:
Net Assets (Equivalent to $4.16 per share based on 3,783,960 shares of capital stock outstanding)	$15,740,615

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2004

	Rating*	Face Amount	Amortized Cost	Fair Value
Investments in Long-Term Securities:
Alabama:
Birmingham, Alabama,
Refunding UT GO Bond 5.0%, due 4/1/19	AA	$420,000	$420,000	$456,368

Arizona:
Maricopa County
Arizona School District 5.5%, due 7/1/05	AAA	650,000	651,548	668,381
Phoenix
Arizona Civic Improvement Corp. 5.0%, due 7/1/18	AAA	400,000	420,206	428,904
Salt River Project Arizona
Agriculture Improvement 5.0%, due 12/1/14	AAA	470,000	500,018	516,474

Total Arizona		1,520,000	1,571,772	1,613,759

Arkansas:
Jefferson County, Arkansas
Single Family Mortgage 7.25%, due 12/1/10	Aaa	305,000	290,749	350,064
Little Rock, Arkansas
Single Family Mortgage, 7.3%:
due 9/1/05	AAA	40,000	39,821	42,071
due 9/1/06	AAA	35,000	34,684	38,589
due 9/1/07	AAA	45,000	44,403	51,616
due 9/1/08	AAA	50,000	49,138	59,183
due 9/1/09	AAA	50,000	48,952	60,730
due 9/1/10	AAA	30,000	29,267	37,098
due 9/1/11	AAA	5,000	5,000	6,332

Total Arkansas		560,000	542,014	645,683

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

SEPTEMBER 30, 2004

	Rating*	Face Amount	Amortized Cost	Fair Value
California:
California State
Water Revenue Serial W 5.5%, due 12/1/14	AAA	360,000	402,288	418,284

Florida:
City of Gainesville, Florida,
Utility System Revenue, 9.125%, due 10/1/05	AAA	345,000	345,000	357,634

Georgia:
Municipal Electric Authority
6%, due 1/1/05	AAA	700,000	701,205	707,322

Hawaii:
Hawaii State
UTGO Bond 6%, due 12/1/12	AAA	500,000	546,715	590,874

Illinois:
Cook County School District
Berwyn South Serial A 5.25%, due 12/1/21	Aaa	400,000	425,357	441,948

Louisiana:
Shreveport, Louisiana,
Single Family Mortgage, 6.75%, due 9/1/10	Aaa	255,000	239,409	288,512

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

SEPTEMBER 30, 2004

	Rating*	Face Amount	Amortized Cost	Fair Value
Massachusetts:
Massachusetts Bay Transit Authority
5.75%, due 7/1/15	AAA	500,000	512,385	572,616

Michigan:
Lanse Creuse Michigan Public Schools
4.5%, due 5/1/16	AA+	405,000	405,341	426,048
Michigan Municipal Bond Authority
5.375%, due 10/1/15	AAA	400,000	431,266	450,780

Total Michigan		805,000	836,607	876,828

New Hampshire:
New Hampshire Municipal Bond
Series B
4.4%, due 8/15/16	AAA	500,000	498,936	522,694

New Jersey:
New Jersey State Ref-Ser F
5.25%, due 8/1/14	AA-	750,000	757,636	821,937
New Jersey State Transportation Trust
6%, due 12/15/16	AAA	700,000	749,673	828,485

Total New Jersey		1,450,000	1,507,309	1,650,422

New York:
New York State Local Revenue
5.125%, due 4/1/10	AAA	400,000	396,464	429,144

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

SEPTEMBER 30, 2004

	Rating*	Face Amount	Amortized Cost	Fair Value
Ohio:
Cleveland, Ohio
Municipal School District
5%, due 12/1/22	AAA	300,000	312,948	314,769

Pennsylvania:
Pennsylvania State Higher Education
Facilities Authority Revenue
6%, due 1/15/22	A	500,000	495,085	533,554

South Carolina:
Myrtle Beach
Water and Sewer Revenue
5.375%, due 3/1/16	AAA	400,000	431,426	450,588

Tennessee:
Tennessee Housing Development
Agency Home Ownership
5.375%, due 1/1/18	AA	500,000	500,000	515,030

Texas:
Texas Water Development
Board Revenue
5.5%, due 7/15/10	AAA	750,000	751,164	794,512

Utah:
Salt Lake City, Utah
Hospital Revenue
8.125%, due 5/15/15	AAA	700,000	706,053	900,346

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

SEPTEMBER 30, 2004

	Rating*	Face Amount	Amortized Cost	Fair Value
Washington:
Washington State Public Power
5.125%, due 7/1/17	AAA	400,000	393,703	432,084
King County, Washington
Sewer Revenue Refunding Bond
5.25%, due 1/1/17	AAA	350,000	377,428	386,432
Takoma, Washington
Electric System Revenue
5.25%, due 1/1/15	AAA	455,000	489,641	510,446

Total Washington		1,205,000	1,260,772	1,328,962

West Virginia:
West Virginia School Building
Capital Improvement Bond
4.5%, due 7/1/15	AAA	500,000	505,611	525,709

Total Investments in Long-Term Securities		$13,570,000	$13,908,520	$14,935,558

* Ratings—Standard & Poor’s or Moody’s
Unaudited
			Face Amount	Cost
Investments in Short-Term Securities:
State Street Global Advisor
Tax Free Money Market Fund, 0.83%			$589,181	$589,181

Total Investments in Short-Term Securities			$589,181	$589,181

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

STATEMENT OF OPERATIONS

SEPTEMBER 30, 2004

INVESTMENT INCOME:
Interest Income	$796,492

EXPENSES:
Investment Advisory Fee	53,980
Custodian Fees	6,841
Transfer Agent and Dividend Disbursing Agent Fees	13,496
Legal and Auditing Services	129,487
Administrative Services	18,000
Compensation of Directors not Members of the Investment Adviser’s Organization	6,000
Printing Costs	5,096
Miscellaneous	1,372

Total Expenses	234,272

Net Investment Income	562,220

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized Gain On Investments:
Transactions (Excluding Short-Term Securities):
Proceeds from Sales	1,368,095
Cost of Investments Sold	1,337,791

Net Realized Gain on Investments	30,304

Unrealized Loss on Investments:
Unrealized Appreciation of Investments at Beginning of Year	1,218,224
Unrealized Appreciation of Investments at End of Year	1,027,038

Net Unrealized Loss on Investments	(191,186)

Net Realized Gain and Unrealized Loss on Investments	(160,882)

Net Increase in Net Assets Resulting from Operations	$401,338

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED SEPTEMBER 30, 2004 AND 2003

	2004	2003
INCREASE IN NET ASSETS:
Operations:
Net Investment Income	$562,220	$695,904
Net Realized Gain on Investments	30,304	70,383
Net Unrealized (Loss) on Investments	(191,186)	(141,827)

Net Increase in Net Assets
Resulting from Operations	401,338	624,460
Dividends to Shareholders from:
Net Investment Income	(572,912)	(676,479)
Net Realized Gain on Investments	(70,383)	(23,543)

Total (Decrease) in Net Assets	(241,957)	(75,562)

NET ASSETS:
Beginning of Year	15,982,572	16,058,134

End of Period (Including Undistributed Net Investment Income of $765,303 and $775,995, respectively, and undistributed net realized gains of $30,304 and $70,383, respectively.)	$15,740,615	$15,982,572

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS

(1)—SIGNIFICANT ACCOUNTING POLICIES

Chesapeake Investors, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and invests solely in municipal obligations. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Security Valuation—Securities are valued at the mean between the latest bid and asked prices. Any securities for which market quotations are not readily available are appraised at fair value as determined in good faith under methods or procedures authorized by the Board of Directors.

B. Federal Income Taxes—The Company intends to comply with the provisions of the Internal Revenue Code available to investment companies and to distribute to shareholders annually all of its net investment income. Accordingly, no provision for Federal income tax is necessary. The Company, based on provisions of the Internal Revenue Code, expects to distribute income from capital gains to its shareholders. Accordingly, such gains will be taxable to the shareholders. The character of dividends from net investment income or net realized gains on investments may differ from their ultimate characterization for Federal income tax purposes due to accounting principles generally accepted in the United States of America and tax differences in the character of income and expense recognition.

C. Other—The Company follows industry practice and records security transactions on the trade date. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized to income ratably over the total number of months from date of purchase to date of maturity of the bonds. Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

(2)—CAPITAL STOCK

At September 30, 2004, there were 6,000,000 shares of $.50 par value capital stock authorized. Shares issued and outstanding at September 30, 2004 totalled 3,783,960.

(3)—PURCHASES AND SALES OF SECURITIES

Sales and maturities of securities during fiscal year 2004, other than short-term securities, aggregated $1,368,095.

Purchases of long-term securities during fiscal year 2004 aggregated $991,820.

For Federal income tax purposes, the identified cost of investments owned, excluding short-term securities, at September 30, 2004, was $13,739,871. Gross unrealized gains totalled $1,195,687 for Federal income tax purposes at September 30, 2004.

(4)—INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES

Federated Investment Counseling, Inc. is the investment adviser to the Company. The advisory contract provides for an annual fee equal to .35 of 1% of the weighted average managed assets of the Company. The investment advisory fee for fiscal year 2004 totalled $53,980.

For fiscal year 2004, fees of $18,000 for administrative services were paid to Carrollton Enterprises Management Company, LLC. The Chairman of the Board is the owner of that firm.

(5)—DIVIDENDS

During fiscal year 2004, the Company distributed dividends of $643,295 to its shareholders. On October 7, 2004, the Company declared a $.025 per share dividend aggregating $94,599 payable November 4, 2004, to shareholders of record October 21, 2004. Of this amount $27,859 ($.0074 per share) represented a long-term capital gain for federal income tax purposes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

Chesapeake Investors, Inc.:

We have audited the accompanying Statement of Assets and Liabilities of Chesapeake Investors, Inc. as of September 30, 2003, including the Schedule of Investments in Securities as of September 30, 2003, and the related Statements of Operations for the year then ended, the Statements of Changes in Net Assets for each of the two years in the period then ended, and the Financial Highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Chesapeake Investors, Inc. as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/    ARONSON & COMPANY

Rockville, Maryland

August 23, 2004

CHESAPEAKE INVESTORS, INC.

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2003

ASSETS:
Investments in Long-Term Securities, at Fair Value (Amortized Cost $14,319,762)	$15,537,986
Investments in Short-Term Securities (at cost which approximates market)	234,602
Accrued Interest Receivable	229,692

Total Assets	16,002,280

LIABILITIES:
Accounts Payable and Accrued Expenses	19,708

Total Liabilities	19,708

NET ASSETS:
Net Assets (Equivalent to $4.22 per share based on 3,783,960 shares of capital stock outstanding)	$15,982,572

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2003

	Rating*	Face Amount	Amortized Cost	Fair Value
Investments in Long-Term Securities:
Alabama:
Birmingham, Alabama,
Refunding UT GO Bond 5.0%, due 4/1/19	AA	$420,000	$420,000	$443,532

Arizona:
Maricopa County
Arizona School District 5.5%, due 7/1/05	AAA	650,000	653,612	699,621
Phoenix
Arizona Civic Improvement Corp. 5.0%, due 7/1/18	AAA	400,000	421,676	428,748

Total Arizona		1,050,000	1,075,288	1,128,369

Arkansas:
Jefferson County, Arkansas
Single Family Mortgage 7.25%, due 12/1/10	Aaa	315,000	298,874	373,162
Little Rock, Arkansas
Single Family Mortgage, 7.3%
due 9/1/04 due 9/1/05 due 9/1/06 due 9/1/07 due 9/1/08 due 9/1/09 due 9/1/10 due 9/1/11	AAA AAA AAA AAA AAA AAA AAA AAA	35,000 40,000 35,000 45,000 50,000 50,000 30,000 5,000	34,838 39,626 34,519 44,198 48,918 48,740 29,143 5,000	37,028 44,677 40,870 54,267 61,860 63,016 38,212 6,406

Total Arkansas		605,000	583,856	719,498

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

SEPTEMBER 30, 2003

	Rating*	Face Amount	Amortized Cost	Fair Value
California:
California State Water Revenue Serial W
5.5%, due 12/1/14	AAA	360,000	406,552	417,985

Florida:
City of Gainesville, Florida Utility System Revenue,
9.125%, due 10/1/05	AAA	500,000	500,000	538,400

Georgia:
Municipal Electric Authority
6%, due 1/1/05	AAA	700,000	706,025	741,096

Hawaii:
Hawaii State UTGO Bond
6%, due 12/1/12	AAA	500,000	552,435	598,330

Illinois:
Chicago, Illinois
School Finance Authority
5%, due 6/1/09	AAA	650,000	633,614	679,146
Cook County School District
Berwyn South Serial A
5.25%, due 12/1/21	Aaa	400,000	426,842	425,068

Total Illinois		1,050,000	1,060,456	1,104,214

Louisiana:
Shreveport, Louisiana
Single Family Mortgage,
6.75%, due 9/1/10	Aaa	295,000	273,914	344,126

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

SEPTEMBER 30, 2003

	Rating*	Face Amount	Amortized Cost	Fair Value
Massachusetts:
Massachusetts Bay Transit Authority 5.75%, due 7/1/15	AAA	500,000	513,538	576,145

Michigan:
Lanse Creuse Michigan Public Schools 4.5%, due 5/1/16	AAA	405,000	405,371	422,593
Michigan Municipal Bond Authority 5.375%, due 10/1/15	AAA	400,000	434,065	448,736

Total Michigan		805,000	839,436	871,329

New Hampshire:
New Hampshire Municipal Bond Series B 4.4%, due 8/15/16	AAA	500,000	498,847	517,565

New Jersey:
New Jersey State Ref-Ser F 5.25%, due 8/1/14	AA	750,000	758,412	832,899
New Jersey State Transportation Trust 6%, due 12/15/16	AAA	700,000	753,422	842,022

Total New Jersey		1,450,000	1,511,834	1,674,921

New York:
New York State Local Revenue 5.125%, due 4/1/10	AAA	400,000	395,821	442,280

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

SEPTEMBER 30, 2003

	Rating*	Face Amount	Amortized Cost	Fair Value
Ohio:
Cleveland, Ohio
Municipal School District
5%, due 12/1/22	AAA	300,000	313,664	310,767

Pennsylvania:
Pennsylvania Intergovernmental
Coop Authority Special
Tax Revenue
7%, due 6/15/04	AAA	500,000	501,787	521,225
Pennsylvania State Higher Education
Facilities Authority Revenue
6%, due 1/15/22	A	500,000	494,800	528,105

Total Pennsylvania		1,000,000	996,587	1,049,330

South Carolina:
Myrtle Beach
Water and Sewer Revenue
5.375%, due 3/1/16	AAA	400,000	434,240	446,928

Tennessee:
Tennessee Housing Development
Agency Home Ownership
5.375%, due 1/1/18	AA	500,000	500,000	519,240

Texas:
Texas Water Development
Board Revenue
5.5%, due 7/15/10	AAA	750,000	751,363	823,050

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

SEPTEMBER 30, 2003

	Rating*	Face Amount	Amortized Cost	Fair Value
Utah:
Salt Lake City, Utah Hospital Revenue 8.125%, due 5/15/15	AAA	700,000	706,620	936,194

Washington:
Washington State Public Power 5.125%, due 7/1/17	AAA	400,000	393,486	427,732
King County, Washington Sewer Revenue Refunding Bond 5.25%, due 1/1/17	AAA	350,000	379,667	383,670

Total Washington		750,000	773,153	811,402

West Virginia:
West Virginia School Building Capital Improvement Bond 4.5%, due 7/1/15	AAA	500,000	506,133	523,285

Total Investments in Long-Term Securities	AA	14,035,000	14,319,762	15,537,986

*Ratings—Standard & Poor’s Or Moody’s
Unaudited

Investments in Short-Term Securities:	Face Amount	Cost

State Street Global Advisor
Tax Free Money Market Fund, 0.23%	$234,602	$234,602

Total Investments in Short-Term Securities	$234,602	$234,602

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

STATEMENT OF OPERATIONS

YEAR ENDED SEPTEMBER 30, 2003

INVESTMENT INCOME:
Interest Income	$815,479

EXPENSES:
Investment Advisory Fee Custodian Fees Transfer Agent and Dividend Disbursing Agent Fees Legal and Auditing Services Administrative Services Compensation of Directors not Members of the Investment Adviser’s Organization Printing Costs Miscellaneous	55,471 8,086 13,058 16,811 18,000 3,000 4,328 821

Total Expenses	119,575

Net Investment Income	695,904

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized Gain On Investments:
Transactions (Excluding Short-Term Securities):
Proceeds from Sales	2,438,000
Cost of Investments Sold	2,367,617

Net Realized Gain on Investments	70,383

Unrealized Loss on Investments:
Unrealized Appreciation of Investments at Beginning of Year	1,360,051
Unrealized Appreciation of Investments at End of Year	1,218,224

Net Unrealized Loss on Investments	(141,827)

Net Realized Gain and Unrealized Loss on Investments	(71,444)

Net Increase in Net Assets Resulting from Operations	$624,460

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED SEPTEMBER 30, 2003 AND 2002

	2003		2002
INCREASE IN NET ASSETS
Operations:
Net Investment Income	$695,904		$667,601
Net Realized Gain on Investments	70,383		29,149
Net Unrealized Gain (Loss) on Investments	(141,827)		296,391

Net Increase in Net Assets Resulting from Operations	624,460		993,141
Dividends to Shareholders from:
Net Investment Income Net Realized Gain on Investments	(676,479 (23,543	) )	(718,942 —)

Total Increase (Decrease) in Net Assets	(75,562)		274,199
NET ASSETS:
Beginning of Year	16,058,134		15,783,935

End of Year (Including Undistributed Net Investment Income of $775,995 and $756,570, respectively, and undistributed net realized gains of $70,383 and $23,543, respectively.)	$15,982,572		$16,058,134

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS

(1)—SIGNIFICANT ACCOUNTING POLICIES

Chesapeake Investors, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and invests solely in municipal obligations. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Security Valuation—Securities are valued at the mean between the latest bid and asked prices. Any securities for which market quotations are not readily available are appraised at fair value as determined in good faith under methods or procedures authorized by the Board of Directors.

B. Federal Income Taxes—The Company intends to comply with the provisions of the Internal Revenue Code available to investment companies and to distribute to shareholders annually all of its net investment income. Accordingly, no provision for Federal income tax is necessary. The Company, based on provisions of the Internal Revenue Code, expects to distribute income from capital gains to its shareholders. Accordingly, such gains will be taxable to the shareholders. The character of dividends from net investment income or net realized gains on investments may differ from their ultimate characterization for Federal income tax purposes due to accounting principles generally accepted in the United States of America and tax differences in the character of income and expense recognition.

C. Other—The Company follows industry practice and records security transactions on the trade date. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized to income ratably over the total number of months from date of purchase to date of maturity of the bonds. Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

(2)—CAPITAL STOCK

At September 30, 2003, there were 6,000,000 shares of $.50 par value capital stock authorized. Shares issued and outstanding at September 30, 2003 totalled 3,783,960.

(3)—PURCHASES AND SALES OF SECURITIES

Sales and maturities of securities during fiscal year 2003, other than short-term securities, aggregated $2,438,000.

Purchases of long-term securities during fiscal year 2003 aggregated $2,392,145.

For Federal income tax purposes, the identified cost of investments owned, excluding short-term securities, at September 30, 2003, was $14,133,897. Gross unrealized gains and losses totalled $1,408,760 and $4,671, respectively, for Federal income tax purposes at September 30, 2003.

(4)—INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES

Federated Investment Counseling, Inc. is the investment adviser to the Company. The advisory contract provides for an annual fee equal to .35 of 1% of the weighted average managed assets of the Company. The investment advisory fee for fiscal year 2003 totalled $55,471.

For fiscal year 2003, fees of $18,000 for administrative services were paid to Carrollton Enterprises Management Company, LLC. The Chairman of the Board is the owner of that firm.

(5)—DIVIDENDS

During fiscal year 2003, the Company distributed dividends of $700,022 to its shareholders. On October 2, 2003, the Company declared a $.045 per share dividend aggregating $170,278 payable October 30, 2003, to shareholders of record October 16, 2003. Of this amount $101,468 ($.0268 per share) represented a long-term capital gain for federal income tax purposes.

CHESAPEAKE INVESTORS, INC.

SUPPLEMENTARY INFORMATION

FINANCIAL HIGHLIGHTS

	YEARS ENDED SEPTEMBER 30,
	2004	2003	2002	2001	2000
PER SHARE DATA:*
Investment Income	$.21	$.22	$.21	$.22	$.23
Expenses	.06	.03	.03	.03	.03

Net Investment Income	.15	.19	.18	.19	.20
Dividends from:
Net Investment Income	(.15)	(.18)	(.19)	(.19)	(.20)
Net Realized Gain on Investments	(.02)	(.01)	—	(.01)	(.02)
Net Realized and Unrealized Gain (Loss) on Investments	(.04)	(.02)	.08	.12	—

Net Increase (Decrease) in Net Asset Value	(.06)	(.02)	.07	.11	(.02)
Net Asset Value:
Beginning of Year	4.22	4.24	4.17	4.06	4.08

End of Year	$4.16	$4.22	$4.24	$4.17	$4.06

RATIOS:
Ratio of Expenses to Average Net Assets	1.47%	.75%	.75%	.73%	.73%
Ratio of Net Investment Income to Average Net Assets	3.54%	4.34%	4.23%	4.69%	4.96%

*Selected data for a share of capital stock outstanding throughout the year.

BOARD OF DIRECTORS AND FUND OFFICERS

The Board is responsible for managing the Fund’s business affairs and for exercising all the Fund’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are “interested persons” of the Funds (i.e., “Interested” Board members) and those who are not i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Chesapeake Investors, Inc., Suite 1600, 11785 Beltsville Drive, Beltsville, Maryland 20705. Unless otherwise noted, each Officer is elected annually. Each Board member serves for an indefinite term. The Company’s Statement of Additional Information includes additional information about Directors and is available, without charge and upon request, by calling 1-301-572-7800 (collect).

Interested Directors Background

Name Birth Date Positions Held with the Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Albert W. Turner* Birth Date: October 24, 1916 CHAIRMAN OF THE BOARD AND DIRECTOR Began serving: July 1980	Principal Occupations: Chairman of the Board, Principal
Executive Officer and Director of the Fund; Managing
Member of Carrollton Enterprises Management Company
LLC, a commercial real estate development company.
Other Directorships Held: None
Previous Position: N/A
Warren W. Pearce, Jr.* Birth Date: May 12, 1926 PRESIDENT AND DIRECTOR Began serving: July 1980	Principal Occupation: President and Director of the Fund. Other Directorships Held: None Previous Position: Retired

*Family relationships and reasons for “interested” status: Albert W. Turner and Warren W. Pearce, Jr. both are “interested” due to the positions they hold with Chesapeake Investors, Inc.

Independent Directors Background

Name Birth Date Positions Held with the Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Harry F. Breitbach Birth Date: September 6, 1929 5304 Northwest 18th Street Ocala, Florida 34482 DIRECTOR Began serving: March 1999	Principal Occupation: Director of the Fund. Other Directorships Held: None Previous Position: Retired
Roy F. Kilby Birth Date: February 22, 1947 683 Santa Maria Lane Davidsonville, Maryland 21035 DIRECTOR Began serving: December 2003	Principal Occupations: Director of the Fund; President of
K&P Builders, a residential builder and developer.
Other Directorships Held: None
Previous Positions: Secretary and Treasurer of the
Company from March 2004—July 2004.

The aggregate remuneration paid to all directors during the fiscal year ended September 30, 2004 was $5,000. Prior to July 8, 2004, each non-interested director received a meeting fee of $500 for each meeting attended. Effective with the July 8, 2004 meeting, each non-interested director receives a meeting fee of $1,000 for each meeting attended. In addition, effective with the June 24, 2004 meeting, Mr. Breitbach receives a travel allowance of $500 for expenses incurred for attending meetings. The Company does not have a stock option plan, other long-term incentive plan, retirement plan or other retirement benefits.

Officers

Information for officers of the Fund who are also directors of the Fund are included in the table above. The officers of the Fund do not receive any compensation from the Fund.

Name Birth Date Positions Held with Funds Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Beverly V. Mann Birth Date: November 18, 1942 SECRETARY AND TREASURER Began serving: July 2004	Principal Occupations: Principal Financial Officer,
Secretary and Treasurer of the Fund; Administrator,
Carrollton Enterprises Management Company  LLC.
Other Directorships Held: None
Previous Positions: N/A

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to securities held in the Company’s portfolio is available, without charge and upon request, by calling 1-301-572-7800 (collect). A report on “Form N-PX” of how the Company voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Company files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

At September 30, 2004, the Company’s credit quality ratings composition1 was as follows:

S&P Long-Term Ratings as

Percentage of Total Investments2

AAA	74.34%
AA	14.86%
A	3.57%
BBB	—
BB	—
B	—
Not rated by S&P	7.23%
TOTAL	100%

1This table depicts the long-term credit quality ratings assigned to the funds’ portfolio holdings by Standard & Poor’s, which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security.

The table depicts the long-term quality ratings as assigned only by the NRSRO identified in the table.

2Percentages are based on total investments, which may differ from total net assets.

Item 2. Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer a copy of which is included as Exhibit 1; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

Item 3. Audit Committee Financial Expert

The registrant’s Board has determined that each member of the Board’s Audit Committee is an “audit committee financial expert,” and that each such member is “independent,” for purposes of this Item. The Audit Committee consists of the following Board members: Harry F. Breitbach and Roy F. Kilby.

Item 4. Principal Accountant Fees and Services

Information with respect to the fee and services of the Fund’s Principal Accountant is incorporated by reference from the Company’s Definitive Proxy Statement to be filed no later than 120 days after the Fund’s fiscal year ending September 30, 2004 under the caption “Proposal 3: Ratification of Independent Accountants.”

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to securities held in the Company’s portfolio is available, without charge and upon request, by calling 1-301-572-7800 (collect). A report on “Form N-PX” of how the Company voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

None.

Item 9. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 10. Controls and Procedures

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certificates required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There are no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant’s second half year in the case of an annual report) that have materially affected, or are reasonably likely to material affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(1) Code of Ethics

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Chesapeake Investors, Inc.

By:	/S/ BEVERLY V. MANN
Beverly V. Mann, Principal Financial Officer (insert name and title)

Date	December 2, 2004

Pursuant to the requirements on the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ALBERT W. TURNER
Albert W. Turner, Chairman of the Board—Principal Executive Officer

Date	December 2, 2004

By:	/S/ BEVERLY V. MANN
Beverly V. Mann, Principal Financial Officer

Date	December 2, 2004